Notes to the Profit or Loss Statement - Summary of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 65,797,331	€ 60,143,637	€ 78,292,297
Personnel Expenses
Disclosure of general and administrative expense [Line items]
General and administrative expenses	43,152,000	32,454,000	32,589,000
Consumable Supplies
Disclosure of general and administrative expense [Line items]
General and administrative expenses	(327,000)	115,000	88,000
Amortization of Intangible Assets
Disclosure of general and administrative expense [Line items]
General and administrative expenses	1,064,000	1,213,000	596,000
External Services
Disclosure of general and administrative expense [Line items]
General and administrative expenses	14,618,000	18,595,000	35,892,000
Depreciation and Other Costs for Infrastructure
Disclosure of general and administrative expense [Line items]
General and administrative expenses	3,717,000	5,002,000	6,885,000
Other Costs
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 3,573,000	€ 2,765,000	€ 2,242,000